UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04215

Dreyfus Premier GNMA Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	07/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
July 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 105.0%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - .2%
BMW Vehicle Lease Trust,
Ser. 2014-1, Cl. A3	0.73	2/21/17	177,021		176,994
CarMax Auto Owner Trust,
Ser. 2013-2, Cl. A3	0.64	1/16/18	438,219		438,102
Harley-Davidson Motorcycle Trust,
Ser. 2013-1, Cl. A3	0.65	7/16/18	16,626		16,625
					631,721
Asset-Backed Ctfs./Home Equity Loans - 3.9%
Equivantage Home Equity Loan Trust,
Ser. 1997-1, Cl. A4	7.78	3/25/28	1,062	[a]	1,059
GE Capital Mortgage Services Trust,
Ser . 1999-HE1, Cl. A7	6.27	4/25/29	15,069		15,269
Invitation Homes Trust,
Ser. 2013-SFR1, Cl. A	1.63	12/17/30	4,534,320	[a,b]	4,524,943
Invitation Homes Trust,
Ser. 2014-SFR3, Cl. A	1.68	12/17/31	4,989,921	[a,b]	4,976,055
Invitation Homes Trust,
Ser. 2015-SFR1, Cl. A	1.93	3/17/32	3,908,362	[a,b]	3,923,163
Progress Residential Trust,
Ser. 2016-SFR1, Cl. A	1.98	9/17/33	4,000,000	[a,b]	4,012,169
					17,452,658
Asset-Backed Ctfs./Manufactured Housing - .2%
Colony Starwood Homes,
Ser. 2016-1A, Cl. A	1.98	7/17/33	998,263	[a,b]	1,003,702
U.S. Government Agencies/Mortgage-Backed - 94.6%
Federal Home Loan Mortgage Corporation:
Multifamily Structured Pass Through
Certificates, Ser. K152, Cl. A1, 2.83%,
5/25/30			3,744,802	[c]	3,959,157
Multifamily Structured Pass Through
Certificates, Ser. K049, Cl. A2, 3.01%,
7/25/25			1,400,000	[c]	1,520,369
Multifamily Structured Pass Through
Certificates, Ser. KS03, Cl. A4, 3.16%,
5/25/25			800,000	[a,c]	871,328
Multifamily Structured Pass Through
Certificates, Ser. K051, Cl. A2 , 3.31%,
9/25/25			8,000,000	[c]	8,883,893
5.00%, 3/1/20			16,850	[c]	17,315
Federal National Mortgage Association:
2.14%, 5/25/26			7,460,256	[c]	7,609,458
2.99%, 1/1/26			3,372,712	[c]	3,637,456
Gtd. Pass-Through Ctfs., REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			91,973	[c]	93,854
4.00%, 11/1/42-1/1/46			22,520,508	[c]	24,738,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 105.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 94.6% (continued)
4.50%, 1/1/42-4/1/44			6,205,854	[c]	6,782,971
6.00%, 4/1/35			433,333	[c]	496,350
Government National Mortgage Association I:
3.00%, 4/15/46-5/15/46			13,578,619		14,297,582
3.50%, 9/15/41-7/15/45			37,425,945		40,065,673
4.00%, 9/15/24-6/15/46			23,169,606		25,012,725
4.50%, 10/15/24-10/15/41			29,516,259		32,618,375
5.00%, 12/15/24-1/15/40			11,935,168		13,434,595
5.50%, 6/15/20-6/15/35			9,708,723		11,086,080
6.00%, 10/15/19-9/15/38			4,340,462		4,990,626
6.50%, 5/15/28-6/15/32			156,699		180,340
7.00%, 11/15/22-12/15/22			2,938		3,165
7.50%, 2/15/17-5/15/26			1,185,737		1,237,164
8.00%, 9/15/21-12/15/22			519,048		581,609
8.50%, 12/15/16-12/15/22			269,679		273,916
9.00%, 9/15/19-12/15/22			327,781		338,919
9.50%, 3/15/18-1/15/25			107,325		109,266
Government National Mortgage Association II:
3.00%			8,810,000	[d]	9,257,382
4.00%			29,140,000	[d]	31,117,193
3.00%, 10/20/42-3/20/46			37,355,157		39,318,324
3.50%, 6/20/38-7/20/46			106,146,514		113,833,946
4.00%, 12/20/24-12/20/45			5,280,499		5,631,678
4.50%, 12/20/39-3/20/41			3,325,550		3,614,343
5.00%, 11/20/24-4/20/35			2,559,878		2,864,456
5.50%, 1/20/34-9/20/35			4,417,525		4,975,895
6.00%, 12/20/28-2/20/36			3,367,902		3,927,298
6.50%, 5/20/31-7/20/31			457,203		553,844
7.00%, 4/20/24-4/20/32			2,598,911		3,197,429
7.50%, 9/20/30			36,023		44,916
9.00%, 7/20/25			34,506		39,605
9.50%, 9/20/17-2/20/25			22,047		22,642
					421,239,617
U.S. Government Securities - 6.1%
U.S. Treasury Floating Rate Notes	0.39	7/31/16	6,205,000	[a]	6,205,000
U.S. Treasury Floating Rate Notes	0.59	1/31/18	21,000,000	[a]	21,051,135
					27,256,135
Total Bonds and Notes
(cost $455,206,133)					467,583,833
Short-Term Investments - .0%
U.S. Treasury Bills
(cost $274,880)	0.35	9/15/16	275,000	[e]	274,930

Other Investment - 4.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $20,814,345)	20,814,345 [f]	20,814,345
Total Investments (cost $476,295,358)	109.7%	488,673,108
Liabilities, Less Cash and Receivables	(9.7%)	(43,367,377)
Net Assets	100.0%	445,305,731

REMIC—Real Estate Mortgage Investment Conduit

a Variable rate security—rate shown is the interest rate in effect at period end.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$18,440,032 or 4.14% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Purchased on a forward commitment basis.
e Held by or on behalf of a counterparty for open financial futures contracts.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government Agencies/Mortgage-Backed	100.5
Short-Term/Money Market Investments	4.7
Asset-Backed	4.3
109.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	19,088,081	-	19,088,081
Mutual Funds	20,814,345	-	-	20,814,345
U.S. Government
Agencies/Mortgage-Backed	-	421,239,617	-	421,239,617
U.S. Treasury	-	27,531,065	-	27,531,065
Other Financial Instruments:
Financial Futures†	53,778	-	-	53,778

†	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus GNMA Fund, Inc.
July 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation at
	Contracts	Contracts ($)	Expiration	07/31/2016	($)

Financial Futures Long
U.S. Treasury 5 Year Notes	26	3,172,406	September 2016	53,778
Gross Unrealized Appreciation				53,778

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures

NOTES

contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At July 31, 2016, accumulated net unrealized appreciation on investments was $12,377,750, consisting of $12,631,968 gross unrealized appreciation and $254,218 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier GNMA Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)